Incorporated herein by reference is a supplement to the prospectus of MFS Mid Cap Growth Fund, a series of MFS Series Trust IV (File No. 2-54607), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 30, 2013 (SEC Accession No. 0000912938-13-000233).